Discontinued Operation (Narrative) (Details) - PolyHeal Settlement Agreements [Member] $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($) shares
Disclosure of detailed information about business combination [line items]
Consideration paid | $	$ 195
Shares received of Polyheal | shares	1,558